Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Non-cancelable Operating Leases
As of December 31, 2020, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

Years Ended December 31	(in thousands)
2021	$5,209
2022	5,189
2023	4,733
2024	4,106
2025	1,163
Thereafter	—

Total	$20,400

Sports Data License Agreements

Summary Of Future Minimum Commitments	As of December 31, 2020, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

Years Ended December 31	(in thousands)
2021	$35,414
2022	34,065
2023	34,754
2024	23,640
2025	2,394
Thereafter	6,969

Total	$137,236